RESTRICTED NET ASSETS - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Restricted Net Assets [Abstract]
Minimum percentage of after tax profit to be allocated to statutory reserve	10.00%
Percentage of registered capital where entity has the right to discontinue allocations to the statutory reserve	50.00%
Amounts restricted that include paid in capital and statutory reserve funds, as determined pursuant to PRC GAAP	¥ 1,030,271